Cover	Oct. 20, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119502
Document Period End Date	Oct. 20, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2633